12. Income Taxes (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets:
Amortization of intangibles	$ 183,000	$ 153,300
Research and development credits	24,800	18,600
Various accruals	60,800	75,100
Other	46,100	29,500
Gross	314,700	276,500
Deferred tax liability:
Depreciation of property and amortization of goodwill	(46,000)	(44,300)
Net deferred tax assets	$ 268,700	$ 232,200